Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 031
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025:

Asset Category	Level 1	Level 2	Level 3	Total
Rayonier Advanced Materials Inc. Common Stock	$2,902,951	$—	$—	$2,902,951
Mutual Funds and Money Market Funds	49,917,759	—	—	49,917,759
Total assets in the fair value hierarchy	$52,820,710	$—	$—	52,820,710
Collective Trusts(a)				69,411,500
Investments at Fair Value				$122,232,210
The following table sets forth by level within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2024:

Asset Category	Level 1	Level 2	Level 3	Total
Rayonier Advanced Materials Inc. Common Stock	$4,094,507	$—	$—	$4,094,507
Mutual Funds and Money Market Funds	87,945,625	—	—	87,945,625
Total assets in the fair value hierarchy	$92,040,132	$—	$—	92,040,132
Collective Trusts(a)				9,069,358
Investments at Fair Value				$101,109,490
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(a) Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.